RELATED PARTY TRANSACTIONS (Details) shares in Millions	1 Months Ended						2 Months Ended	3 Months Ended				4 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Nov. 30, 2015 USD ($) vessel	Jan. 31, 2015 USD ($) vessel contract	Dec. 31, 2014 USD ($) vessel	Feb. 28, 2015 vessel	Dec. 31, 2016 USD ($) vessel	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) vessel	Nov. 30, 2015 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($) vessel	Feb. 28, 2017 vessel	Feb. 29, 2016 shares	Jul. 01, 2015 USD ($) shares	Jun. 30, 2015 USD ($)	Jan. 01, 2014 vessel
Related Party Transaction [Line Items]
Number of vessels under capital lease | vessel								13						13
Lease Termination Probability								100.00%	25.00%
Total vessels leased in on long-term time charters | vessel			15					13						13	15
Management fee income																			$ 6,500
Profit share expense percentage																			25.00%
Profit share expense														$ 50,900,000
Newbuilding Supervision Fees											$ 1,100,000	$ 1,500,000
Technical Management Fees											$ 200,000	$ 200,000
Number of vessels under commercial management | vessel								5						5
Remaining periods on these leases, minimum (in years)														4 years
Contingent rental expense payable								$ 159,900,000						$ 159,900,000
Schedule of Related Party Payables
A summary of balances due to related parties at December 31, 2016 and 2015 is as follows:

(in thousands of $)	2016	2015
Ship Finance International Limited	15,495	23,688
Seatankers Management Co. Ltd	972	569
Seadrill Limited	5	5
Golden Ocean Group Limited	1,631	4,455
Arcadia Petroleum Limited	—	3
	18,103	28,720

Schedule of leasing transactions with Ship Finance
A summary of leasing transactions with Ship Finance in the years ended December 31, 2016, 2015 (all of which were in the period subsequent to the Merger) and 2014 are as follows;

(in thousands of $)	2016	2015	2014
Charter hire paid (principal and interest)	93,545	8,355	—
Lease termination receipt	—	3,266	—
Lease interest expense	35,417	3,357	—
Contingent rental income	(18,621)	—	—
Remaining lease obligation	422,600	533,251	—

Schedule of net amounts earned (incurred) from related parties excluding Ship Finance
A summary of net amounts earned (incurred) from related parties for the years ended December 31, 2016, 2015 and 2014 are as follows:

(in thousands of $)	2016	2015	2014
Seatankers Management Co. Ltd	6,057	460	—
Ship Finance International Limited	1,552	(1,226)	—
Golden Ocean Group Limited	9,387	1,246	—
Seatankers Management Norge AS	919	(89)	—
Arcadia Petroleum Limited	929	31	—
Seadrill Limited	656	84	—
Archer Limited	235	40	—
Flex LNG Limited	1,204	—	—
Deep Sea Supply Plc	130	32	—
North Atlantic Drilling Ltd	48	16	—
Frontline companies (prior to the Merger)	—	(9,562)	(10,102)

Schedule of related party receivables
A summary of balances due from related parties at December 31, 2016 and 2015 is as follows:

(in thousands of $)	2016	2015
Ship Finance International Limited	1,077	3,356
Seatankers Management Co. Ltd	1,060	1,165
Archer Ltd	54	148
VLCC Chartering Ltd	47	102
Golden Ocean Group Limited	1,151	4,099
Seadrill Limited	597	859
Deep Sea Supply Plc	67	176
Arcadia Petroleum Limited	198	201
Flex LNG Limited	741	—
North Atlantic Drilling Ltd	103	128
	5,095	10,234

Contingent rental income														$ (18,621,000)	$ 0	$ 0
Remaining lease obligation								422,600,000						422,600,000
Related party receivables			$ 10,234,000					5,095,000						5,095,000	10,234,000
Payables with related parties			$ (28,720,000)					(18,103,000)						(18,103,000)	(28,720,000)
Gain on cancellation of newbuilding contracts														89,000	0	$ 0
Frontline 2012 Ltd [Member]
Related Party Transaction [Line Items]
Management fee expenses															3,200,000
Newbuilding Supervision Fees													$ 4,100,000		5,400,000
Technical Management Fees													$ 1,800,000		1,500,000
Highlander Tankers Limited [Member]
Related Party Transaction [Line Items]
Post fixture fees														0	$ 300,000
Consideration to assume charter-out contracts and commercially managed vessels					$ 1,800,000
number of vessels who Highlander ceased to act as post fixture manager | vessel						3	3
Number of vessels under commercial management | vessel					4
number of charter-out contracts assumed | contract					3
number of vessels managed by Highlander Tankers | vessel															6
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Total vessels leased in on long-term time charters | vessel			14	15									15		14
Management fee income																			$ 9,000	$ 6,500
Profit share expense percentage																			50.00%	25.00%
Profit share expense														$ 50,900,000
Number of vessels from Frontline 2012 involved in pooling arrangement | vessel																					2
Number of shares issued | shares																		11.0	11.0
Remaining periods on these leases, minimum (in years)														4 years
amount due/from related party for vessels within pooling arrangement			$ 1,700,000					0						$ 0	$ 1,700,000
Cash buffer per vessel														2,000,000	2,000,000
Contingent rental expense payable			20,600,000					12,200,000						12,200,000	20,600,000
Number of Ship Finance vessels involved in pooling arrangement | vessel																					2
Repayment of related party loan note, principal amount			112,700,000
Number of Ship Finance vessels involved in de-rating project | vessel						2						2				2
Repayments of Medium-term Notes			113,200,000
Repayment of related party loan note, accrued interest			500,000
Pool earnings allocated on a net basis														900,000	1,400,000	$ 300,000
Number of Frontline 2012 vessels involved in de-rating project | vessel						4						4				4
Charter hire paid (principal and interest)														93,545,000	8,355,000	$ 0
Lease termination receipt				$ 3,300,000										0	3,266,000	0
Lease interest expense														35,417,000	3,357,000	0
Contingent rental income														(18,621,000)	0	0
Remaining lease obligation			533,251,000			$ 0		422,600,000				$ 0		422,600,000	533,251,000	0
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances														1,552,000	(1,226,000)	0
Related party receivables			3,356,000					1,077,000						1,077,000	3,356,000
Payables with related parties			(23,688,000)					$ (15,495,000)						$ (15,495,000)	(23,688,000)
Ship Finance Leased Vessels [Member]
Related Party Transaction [Line Items]
Impairment of assets under capital lease									$ 8,900,000
Total vessels leased in on long-term time charters | vessel								12						12
Management fee income																			$ 9,000
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Management fee expenses														$ 700,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances														6,057,000	460,000	0
Related party receivables			1,165,000					$ 1,060,000						1,060,000	1,165,000
Payables with related parties			(569,000)					(972,000)						(972,000)	(569,000)
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Newbuilding purchase price				$ 55,700,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances														9,387,000	1,246,000	0
Related party receivables			4,099,000					1,151,000						1,151,000	4,099,000
Payables with related parties			(4,455,000)					(1,631,000)						(1,631,000)	(4,455,000)
Seatankers Management Norge AS [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances														919,000	(89,000)	0
Arcadia Petroleum [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances														929,000	31,000	0
Related party receivables			201,000					198,000						198,000	201,000
Payables with related parties			(3,000)					0						0	(3,000)
Flex LNG [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances														1,204,000	0	0
Related party receivables			0					741,000						741,000	0
Seadrill Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances														656,000	84,000	0
Related party receivables			859,000					597,000						597,000	859,000
Payables with related parties			(5,000)					(5,000)						(5,000)	(5,000)
Archer Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances														235,000	40,000	0
Related party receivables			148,000					54,000						54,000	148,000
VLCC Chartering Limited [Member]
Related Party Transaction [Line Items]
Related party receivables			102,000					47,000						47,000	102,000
Deep Sea Supply Plc [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances														130,000	32,000	0
Related party receivables			176,000					67,000						67,000	176,000
North Atlantic Drilling Ltd [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances														48,000	16,000	0
Related party receivables			$ 128,000					$ 103,000						103,000	128,000
Frontline Companies [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances														$ 0	$ (9,562,000)	$ (10,102,000)
Loans Payable [Member] | Senior unsecured facility $275.0 million [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount										$ 275,000,000.0
Suezmax Vessels [Member]
Related Party Transaction [Line Items]
Daily hire payable																			15,000
Suezmax Vessels [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Total vessels leased in on long-term time charters | vessel								2						2
Daily hire payable																			15,000
Suezmax Vessels [Member] | Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Number of newbuilding contracts purchased | vessel				2									2
Due to Related Parties				$ 1,900,000									$ 1,900,000
VLCC Vessels [Member]
Related Party Transaction [Line Items]
Daily hire payable																			20,000
Gain on cancellation of newbuilding contracts														$ 2,800,000
VLCC Vessels [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Total vessels leased in on long-term time charters | vessel								10						10
Daily hire payable																			$ 20,000
Reverse acquisition [Member] | Frontline 2012 Ltd [Member]
Related Party Transaction [Line Items]
Management fee expenses													$ 3,600,000
Front Vanguard [Member] | VLCC Vessels [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Related party, Lease termination payments paid		$ 400,000
Impairment of assets under capital lease										7,300,000
proceeds from cancellation of newbuilding contract		$ 400,000
Disposal Group, Including Discontinued Operation, Vessel Impairment Loss										7,300,000
Gain on cancellation of newbuilding contracts									100,000	$ 100,000
Front Century [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Related party, Lease termination payments paid								$ 4,000,000
Front Century [Member] | Ship Finance Leased Vessels [Member]
Related Party Transaction [Line Items]
Impairment of assets under capital lease								$ 27,300,000	$ 5,600,000
Subsequent Event [Member] | VLCC Vessels [Member]
Related Party Transaction [Line Items]
Number of newbuilding contracts purchased | vessel																	2
Subsequent Event [Member] | Front Century [Member]
Related Party Transaction [Line Items]
Gain on cancellation of newbuilding contracts	$ 20,300,000